Post balance sheet events	6 Months Ended
Jun. 30, 2023
Post balance sheet events.
Post balance sheet events

16. Post balance sheet events

On 25 July 2023, UBIDAC agreed the sale of a portfolio which consists mostly of non-performing mortgages; unsecured personal loans and commercial facilities with a gross value of c. €690 million at 31 December 2022.

Migrations of UBIDAC business to AIB and PTSB during July 2023 have been included in Note 7. Discontinued operations and assets and liabilities of disposal groups.